SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease
2024	$ 136,646	$ 899,044
2025	62,162	127,361
2026	23,986	53,196
2026		22,433
Total lease payments	952,037	1,102,034
Less: imputed interest	(24,075)	(23,726)
Total lease liabilities	927,962	1,078,308	$ 1,986,940
Less: current portion	(748,331)	(883,583)	(848,230)
Lease liabilities – non-current portion	179,631	$ 194,725	$ 1,138,710
2023 (excluding the three months ended March 31, 2023)	$ 729,243